SCHEDULE OF CONSOLIDATED SUBSIDIARIES (Details)	12 Months Ended
Jun. 30, 2025
Booming Voice [Member]
Place of Incorporation	BVI
Beneficial ownership percentage	100.00%
Date of incorporation	Oct. 25, 2023
Principal activities	Holding company, not engaged in any business activities
Diligent Yield [Member]
Place of Incorporation	BVI
Beneficial ownership percentage	100.00%
Date of incorporation	Oct. 01, 2021
Principal activities	Holding company, not engaged in any business activities
Top Spin Investment Company Limited [Member]
Place of Incorporation	BVI
Beneficial ownership percentage	100.00%
Date of incorporation	Feb. 20, 2025
Principal activities	Holding company, not engaged in any business activities
Performance Plus Enterprises Limited [Member]
Place of Incorporation	BVI
Beneficial ownership percentage	80.00%
Date of incorporation	Jul. 01, 2014
Principal activities	Holding company, not engaged in any business activities
JFY Corporate Services Company Limited [Member]
Place of Incorporation	Hong Kong
Beneficial ownership percentage	100.00%
Date of incorporation	May 08, 2017
Principal activities	Provision of human resources solution services for professional services
Click Services Limited [Member]
Place of Incorporation	Hong Kong
Beneficial ownership percentage	100.00%
Date of incorporation	Aug. 28, 2020
Principal activities	Provision of human resources solution services for nursing solution services and logistics and other solution services
Care U Professional Nursing Service Limited [Member]
Place of Incorporation	Hong Kong
Beneficial ownership percentage	80.00%
Date of incorporation	Dec. 03, 2014
Principal activities	Provision of human resources solution services for nursing solution services